Contract with the U.K. National Health Service (Details)	0 Months Ended						3 Months Ended						3 Months Ended
	Mar. 28, 2013 USD ($)	Mar. 28, 2013 GBP (£)	Mar. 27, 2013 USD ($)	Mar. 27, 2013 GBP (£)	Aug. 31, 2012 USD ($) Contracts	Aug. 31, 2012 GBP (£)	Jun. 28, 2013 USD ($)	Dec. 30, 2011 USD ($)	Mar. 29, 2013 USD ($)	Mar. 29, 2013 GBP (£)	Apr. 01, 2011 USD ($)	Apr. 01, 2011 GBP (£)	Dec. 30, 2011 NHS contract [Member] Contracts Accounted for under Percentage of Completion, U.S. Claims [Member] USD ($)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of Regional Contracts Consolidated Upon Revised Agreement					3	3
Proceeds from Customers to Settle Disputed Amounts, Net of Value Added Tax	$ 15,000,000	£ 10,000,000	$ 15,000,000	£ 10,000,000	$ 110,000,000	£ 68,000,000	$ 105,000,000
U.K. National Health (NHS) original contract value									5,400,000,000	2,900,000,000	5,400,000,000	2,900,000,000
Amount of initial contract value reduction										500,000,000		500,000,000
Estimated reduction in total contract value												764,000,000
Reduced U.K. National Health (NHS) contract											3,200,000,000	2,100,000,000
Change in accounting estimate, reduction in operating income								1,500,000,000					1,485,000,000
Contract Modification, Total Consideration To Be Received					126,000,000	78,000,000	120,000,000
Contract Modification, Amount Held in Escrow					$ 16,000,000	£ 10,000,000	$ 15,000,000